Aristotle Pacific EXclusive Fund Series C
Schedule of Investments
June 30, 2026 (Unaudited)

COLLATERALIZED LOAN OBLIGATIONS - DEBT - 88.4%	Par	Value
Aimco CDO
Series 2018-BA, Class ER3, 9.28% (3 mo. Term SOFR + 5.60%), 04/16/2037 (a)	$ 1,000,000	$ 1,002,243
Series 2021-16AR, Class ER2, 8.63% (3 mo. Term SOFR + 4.95%), 07/17/2039 (a)	1,000,000	1,002,500
Apidos CLO
Series 2012-11A, Class ER4, 9.68% (3 mo. Term SOFR + 6.00%), 04/17/2034 (a)	1,000,000	1,003,900
Series 2024-49A, Class E, 9.07% (3 mo. Term SOFR + 5.40%), 10/24/2037 (a)	1,000,000	1,000,607
Series 2026-56A, Class E, 8.98% (3 mo. Term SOFR + 5.30%), 04/24/2039 (a)	1,000,000	1,005,672
ARES CLO, Series 2024-ALF6A, Class E, 10.08% (3 mo. Term SOFR + 6.40%), 07/10/2037 (a)	1,000,000	948,326
Atlantic Avenue Ltd., Series 2024-3A, Class E, 10.63% (3 mo. Term SOFR + 6.95%), 01/20/2035 (a)	1,400,000	1,407,177
Barrow Hanley Ltd., Series 2024-3A, Class ER, 9.82% (3 mo. Term SOFR + 6.20%), 04/20/2038 (a)	1,000,000	1,008,491
Benefit Street Partners CLO Ltd., Series 2021-24AR, Class ERR, 9.03% (3 mo. Term SOFR + 5.35%), 07/20/2039 (a)	1,000,000	1,002,500
Birch Grove CLO, Series 2025-14A, Class ER, 9.00% (3 mo. Term SOFR + 5.35%), 07/22/2039 (a)	1,000,000	1,002,535
CIFC Funding Ltd.
Series 2019-3A, Class ER2, 8.68% (3 mo. Term SOFR + 5.00%), 01/16/2038 (a)	1,000,000	993,875
Series 2024-2A, Class E, 10.06% (3 mo. Term SOFR + 6.40%), 04/22/2037 (a)	1,200,000	1,204,348
Flatiron CLO Ltd., Series 2019-1A, Class ER2, 9.55% (3 mo. Term SOFR + 5.90%), 11/16/2034 (a)	1,000,000	974,677
Goldentree Loan Opportunities Ltd., Series 2022-15A, Class ER2, 8.68% (3 mo. Term SOFR + 5.00%), 10/20/2038 (a)	1,000,000	1,001,129
ICG US CLO Ltd.
Series 2024-1A, Class ER, 9.92% (3 mo. Term SOFR + 6.30%), 03/31/2039 (a)	1,000,000	1,004,024
Series 2025-2A, Class E, 9.42% (3 mo. Term SOFR + 5.74%), 01/18/2039 (a)	1,000,000	1,005,035
Katayma CLO Ltd., Series 2023-1A, Class ER, 9.43% (3 mo. Term SOFR + 5.75%), 01/20/2039 (a)	1,000,000	1,002,049
Magnetite CLO Ltd.
Series 2017-19A, Class ERR, 8.78% (3 mo. Term SOFR + 5.10%), 04/17/2034 (a)	1,500,000	1,433,605
Series 2024-40A, Class E, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2037 (a)	1,000,000	1,004,675
Magnetite XLIV Ltd., Series 2024-44A, Class E, 8.92% (3 mo. Term SOFR + 5.25%), 10/15/2037 (a)	1,000,000	1,003,654
Navesink CLO Ltd., Series 2025-4A, Class E, 9.92% (3 mo. Term SOFR + 6.25%), 10/15/2037 (a)	1,000,000	1,002,282
OCP CLO Ltd.
Series 2023-29A, Class ER, 8.68% (3 mo. Term SOFR + 5.00%), 01/20/2036 (a)	1,235,000	1,213,712
Series 2024-39A, Class ER, 8.68% (3 mo. Term SOFR + 5.00%), 04/16/2038 (a)	1,000,000	992,899
OHA Credit Partners Ltd.
Series 2015-11A, Class ER3, 9.02% (3 mo. Term SOFR + 5.40%), 07/20/2039 (a)	1,000,000	1,001,087
Series 2015-12AR, Class ER3, 8.97% (3 mo. Term SOFR + 5.35%), 07/23/2039 (a)	1,000,000	1,002,500
Rockford Tower CLO Ltd., Series 2024-1A, Class E, 11.16% (3 mo. Term SOFR + 7.48%), 04/20/2037 (a)	1,000,000	995,940
RR Ltd./Cayman Islands, Series 2024-30A, Class D, 9.42% (3 mo. Term SOFR + 5.75%), 07/15/2036 (a)	1,500,000	1,504,251
Trimaran CAVU LLC, Series 2021-3A, Class E, 11.31% (3 mo. Term SOFR + 7.63%), 01/18/2035 (a)	1,000,000	976,406
Trinitas CLO Ltd., Series 2024-24A, Class ER, 9.77% (3 mo. Term SOFR + 6.15%), 04/25/2039 (a)	1,000,000	1,002,540
Wellington Management CLO Ltd., Series 2023-1A, Class ER, 9.18% (3 mo. Term SOFR + 5.50%), 10/20/2038 (a)	1,000,000	972,465
TOTAL COLLATERALIZED LOAN OBLIGATIONS - DEBT (Cost $31,954,004)		31,675,104

ASSET-BACKED SECURITIES - 13.2%	Par	Value
Ally Auto Receivables Trust, Series 2024-1, Class CERT, 0.00%, 02/16/2032 (a)(b)	2,500	595,000
Carvana Auto Receivables Trust, Series 2022-P2, Class R, 0.00%, 05/10/2029 (a)(b)	5,000	533,044
Consolidated Communications LLC, Series 2025-1A, Class C, 9.41%, 05/20/2055 (a)	1,000,000	1,042,129
GreenSky LLC, Series 2024-1, Class E, 9.00%, 06/25/2059 (a)	604,406	624,909
Mosaic Solar Loans LLC, Series 2023-2A, Class A, 5.36%, 09/22/2053 (a)	340,459	317,532
PRPM LLC, Series 2025-1, Class A2, 8.47%, 04/25/2030 (a)(c)	150,000	149,709
Santander Holdings USA, Inc., Series 2024-B, Class E, 6.80%, 01/18/2033 (a)	271,328	269,516
Sierra Timeshare Conduit Receivables Funding LLC, Series 2025-2A, Class D, 6.79%, 04/20/2044 (a)	283,168	280,552
Truist Bank, Series 2026-1, Class C, 7.20%, 06/26/2034 (a)	675,000	674,465
Vertical Bridge Holdings LLC, Series 2026-1A, Class F, 6.84%, 03/15/2056 (a)	250,000	252,130
TOTAL ASSET-BACKED SECURITIES (Cost $5,244,914)		4,738,986

COLLATERALIZED LOAN OBLIGATIONS - EQUITY - 5.0%	Par	Value

Birch Grove CLO, Series 2025-12A, Class SUB, 15.59%, 04/22/2038 (a)	1,000,000		773,970
Flatiron CLO Ltd., Series 2025-32A, Class SUB, 14.29%, 10/22/2038 (a)	500,000		333,960
OCP CLO Ltd., Series 2025-40A, Class SUB, 14.88%, 04/16/2038 (a)	1,000,000		691,630
TOTAL COLLATERALIZED LOAN OBLIGATIONS - EQUITY (Cost $2,327,283)			1,799,560

COLLATERALIZED MORTGAGE OBLIGATIONS - 2.9%	Par		Value
Banc of America Re-Remic Trust, Series 2020-BOC, Class A, 2.63%, 01/15/2032 (a)	200,000		184,896
Colt 2025-1 Mortgage Loan Trust, Series 2025-1, Class B1, 7.23%, 01/25/2070 (a)(d)	250,000		252,159
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class F, 7.65%, 01/13/2040 (a)(d)	250,000		252,654
MFRA Trust, Series 2024-NQM3, Class B1, 7.61%, 12/25/2069 (a)(d)	250,000		255,286
Velocity Commercial Capital Loan Trust, Series 2025-5, Class M4, 9.19%, 12/25/2055 (a)(d)	99,446		98,004
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,023,871)			1,042,999

TOTAL INVESTMENTS - 109.5% (Cost $40,550,072)			39,256,649
Money Market Deposit Account - 0.2% (f)			75,001
Liabilities in Excess of Other Assets - (9.7)%		(0.09725)	(3,486,119)
TOTAL NET ASSETS - 100.0%			$ 35,845,531

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

REMIC - Real Estate Mortgage Investment Conduit
SOFR - Secured Overnight Financing Rate

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $39,256,649 or 109.5% of the Fund’s net assets.

(b)	Zero coupon bonds make no periodic interest payments.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of June 30, 2026.

(e)	The rate shown is the annualized yield as of June 30, 2026.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2026 was 3.45%.

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

The Trust characterizes its investments as Level 1, Level 2, or Level 3 based upon the various inputs or methodologies used to value the investments. Utilizing the valuation procedures, the Valuation Oversight Committee ("VOC") determines the level in which each investment is characterized. The VOC includes finance, operations, legal, risk and compliance members of the Trust’s Adviser, and the Trust’s Chief Legal Officer and Chief Compliance Officer. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

•Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The VOC reviews the valuation procedure periodically (at least annually) to determine the appropriateness of the pricing methodologies used to value each Fund’s investments. The VOC also periodically evaluates how the Trust’s investments are characterized within the three-tier hierarchy and the appropriateness of third-party pricing sources. The VOC also periodically (at least annually) conducts back-testing of the value of various Level 2 and Level 3 investments to evaluate the effectiveness of the pricing methodologies including the unobservable inputs used to value those investments. Such back-testing includes comparing Level 2 and Level 3 investment values to subsequently available exchange traded prices, transaction prices, and/or observable vendor prices.

The inputs or methodologies used for characterizing each Fund’s investments within the three-tier hierarchy are not necessarily an indication of the relative risks associated with investing in those investments. Foreign equity investments that are modified to reflect the estimates of a change in value from the time of the closing valuation in the foreign market until the time of the NYSE close, in accordance with information provided by a foreign fair value service are reflected as Level 2. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

The following is a summary of the inputs used, as of June 30, 2026, in valuing the Funds’ assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Loan Obligations - Debt	$ –	$ 31,675,104	$ –	$ 31,675,104
Asset-Backed Securities	–	4,738,986	–	4,738,986
Collateralized Loan Obligations - Equity	–	1,799,560	–	1,799,560
Collateralized Mortgage Obligations	–	1,042,999	–	1,042,999
Total Investments	$ –	$ 39,256,649	$ –	$ 39,256,649

Refer to the Schedule of Investments for further disaggregation of investment categories.